B2 Net sales	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
B2 Net sales

B2	Net sales

Net sales
	2019	2018	2017
Hardware	86,130	76,792	70,862
Software	48,036	44,633	43,896
Services	93,050	89,413	90,620
Net sales	227,216	210,838	205,378
Of which IPR licensing revenues	9,631	7,954	8,250
Export sales from Sweden	120,822	109,969	87,463